Long-term Debt and Capitalized Lease Obligations - Narrative (Detail)												3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 27, 2017 USD ($) Tranche	Jun. 16, 2017 USD ($)	Dec. 23, 2016 USD ($) Tranche	Aug. 09, 2016 USD ($)	Jun. 24, 2016 USD ($)	Jun. 22, 2016 USD ($)	May 31, 2016 USD ($)	Dec. 21, 2015 USD ($)	Nov. 10, 2015 USD ($)	Feb. 09, 2015 USD ($)	Oct. 23, 2014 USD ($)	Dec. 02, 2017 USD ($)	Dec. 02, 2017 USD ($)	Dec. 03, 2016 USD ($)	Feb. 25, 2017 USD ($)	Feb. 27, 2016 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Debt covenant - maximum cumulative distributions limit as a percentage of total assets												4.00%	4.00%		4.00%
Basis spread on variable rate			1.00%
Book value of debt												$ 11,000,900,000	$ 11,000,900,000		$ 11,383,900,000	$ 11,184,100,000
Gain on debt extinguishment													5,000,000	$ (111,700,000)	(111,700,000)	0	$ 0
Capitalized lease obligations												873,400,000	873,400,000		954,000,000
Current maturities of capitalized lease obligations												99,300,000	99,300,000		114,700,000
Long-term maturities of capitalized lease obligations												774,100,000	774,100,000		839,300,000
Deferred financing costs												83,500,000	83,500,000		118,200,000	170,600,000
Debt Instrument, Unamortized Discount												260,800,000	260,800,000		310,000,000	349,200,000
Amortization and write-off of deferred financing costs													48,500,000	$ 62,000,000	84,400,000	69,300,000	65,300,000
Maximum
Debt Instrument [Line Items]
Debt covenant - maximum cumulative distributions limit												1,000,000,000	1,000,000,000		1,000,000,000
NAI Notes
Debt Instrument [Line Items]
Face amount of debt repurchased												141,000,000	141,000,000
Book value of debt												123,900,000	123,900,000
Repurchase amount of debt												118,900,000	118,900,000
Accrued interest paid												3,200,000
Gain on debt extinguishment												5,000,000
LOC Sub-facility
Debt Instrument [Line Items]
Outstanding balance on letters of credit												$ 595,200,000	$ 595,200,000		622,300,000
LOC Sub-facility | Letter of Credit
Debt Instrument [Line Items]
Outstanding balance on letters of credit															$ 622,300,000	616,200,000
ABL Credit Facility
Debt Instrument [Line Items]
Repayment of the ABL Facility				$ 470,000,000
Line of Credit Facility, Covenant Compliance															The ABL Facility contains no financial covenant unless and until (a) excess availability is less than (i) 10.0% of the lesser of the aggregate commitments and the then-current borrowing base at any time or is (ii) $250.0 million at any time or (b) an event of default is continuing. If any of such events occur, the Company must maintain a fixed charge coverage ratio of 1.0 to 1.0 from the date such triggering event occurs until such event of default is cured or waived and/or the 30th day that all such triggers under clause (a) no longer exist.
ABL Credit Facility | Term Loan Refinancing [Member]
Debt Instrument [Line Items]
Credit facility borrowing base						$ 300,000,000
ABL Facility
Debt Instrument [Line Items]
Outstanding ABL loans																311,000,000
ABL Facility
Debt Instrument [Line Items]
Deferred financing costs															$ 62,400,000	79,200,000
Secured debt | Term Loans
Debt Instrument [Line Items]
Amount of debt extinguished		$ 250,000,000						$ 1,141,500,000
Amount of deferred financing costs and original issue discounts write off		$ 7,600,000
Write off of Deferred Debt Issuance Cost	$ 17,800,000
Credit facility borrowing base									$ 300,000,000
Secured debt | Term Loans | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate									1.00%
Basis spread on variable rate									3.75%
Secured debt | June 2017 Term Loans
Debt Instrument [Line Items]
Number of term loan tranches in debt instrument amendment | Tranche	3
Financing costs related to debt modification	$ 3,900,000
Secured debt | New Term B-4 Loan Due 2021
Debt Instrument [Line Items]
Face amount of debt instrument	$ 3,013,600,000
Secured debt | New Term B-4 Loan Due 2021 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate	0.75%
Basis spread on variable rate	2.75%
Secured debt | New Term B-5 Loan Due 2022
Debt Instrument [Line Items]
Face amount of debt instrument	$ 1,139,300,000
Secured debt | New Term B-5 Loan Due 2022 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate	0.75%
Basis spread on variable rate	3.00%
Secured debt | New Term B-6 Loan Due 2023
Debt Instrument [Line Items]
Face amount of debt instrument	$ 1,596,000,000
Secured debt | New Term B-6 Loan Due 2023 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate	0.75%
Basis spread on variable rate	3.00%
Secured debt | LOC Sub-facility
Debt Instrument [Line Items]
Outstanding balance on letters of credit								1,975,000,000
Secured debt | ABL Credit Facility
Debt Instrument [Line Items]
Senior secured revolving credit facility.								$ 4,000,000,000
Debt Instrument, Maturity Date								Dec. 21, 2020
Secured debt | ABL Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate								1.75%
Secured debt | ABL Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate								1.25%
Albertsons Term Loans
Debt Instrument [Line Items]
Amount of deferred financing costs and original issue discounts write off															42,100,000	17,900,000	36,800,000
Number of term loan tranches in debt instrument amendment | Tranche			3
Write off of Deferred Debt Issuance Cost			$ 14,000,000
Term loan payable																	6,296,000,000
Deferred financing costs			7,900,000
Amortization and write-off of deferred financing costs															$ 84,400,000	$ 69,300,000	65,300,000
Albertsons Term Loans | New Term B-4 Loan Due 2021
Debt Instrument [Line Items]
Face amount of debt instrument			$ 3,271,800,000			$ 3,280,000,000
Albertsons Term Loans | New Term B-4 Loan Due 2021 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate			0.75%			1.00%
Basis spread on variable rate			3.00%			3.50%
Albertsons Term Loans | New Term B-5 Loan Due 2022
Debt Instrument [Line Items]
Face amount of debt instrument			$ 1,142,100,000			$ 1,145,000,000
Albertsons Term Loans | New Term B-5 Loan Due 2022 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate			0.75%			1.00%
Basis spread on variable rate			3.25%			3.75%
Albertsons Term Loans | New Term B-6 Loan Due 2023
Debt Instrument [Line Items]
Face amount of debt instrument			$ 1,600,000,000			$ 2,100,000,000
Albertsons Term Loans | New Term B-6 Loan Due 2023 | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate			0.75%			1.00%
Basis spread on variable rate			3.25%			3.75%
Albertsons Term Loans | Term B-2 Loan
Debt Instrument [Line Items]
Face amount of debt instrument																	$ 1,437,000,000
Albertsons Term Loans | Term B-2 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate																	1.00%
Basis spread on variable rate																	4.375%
Albertsons Term Loans | Term B-3 Loan
Debt Instrument [Line Items]
Amount of debt extinguished							$ 519,800,000
Amount of deferred financing costs and original issue discounts write off							15,000,000
Face amount of debt instrument																	$ 950,000,000
Albertsons Term Loans | Term B-3 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate																	1.00%
Basis spread on variable rate																	4.00%
Albertsons Term Loans | Term B-4 Loan
Debt Instrument [Line Items]
Face amount of debt instrument																	$ 3,609,000,000
Albertsons Term Loans | Term B-4 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate																	1.00%
Basis spread on variable rate																	4.50%
Albertsons Term Loans | Term B-4-1 Loan
Debt Instrument [Line Items]
Face amount of debt instrument																	$ 300,000,000
Albertsons Term Loans | Term B-4-1 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate																	1.00%
Basis spread on variable rate																	4.50%
Albertsons Term Loans | Term B-5 Loan
Debt Instrument [Line Items]
Face amount of debt instrument								$ 1,145,000,000
Albertsons Term Loans | Term B-5 Loan | LIBOR
Debt Instrument [Line Items]
Floor percentage on variable rate								1.00%
Basis spread on variable rate								4.50%
Albertsons Term Loans | Term B-2 And B-3 Loan
Debt Instrument [Line Items]
Applicable margin								0.125%
Albertsons Term Loans | June 2016 Term Loans [Member]
Debt Instrument [Line Items]
Amount of debt extinguished						$ 300,000,000
Number of term loan tranches in debt instrument amendment						3
Write off of Deferred Debt Issuance Cost						$ 12,800,000
Deferred financing costs						$ 27,600,000
Albertsons Term Loans | New Term B6 Loan
Debt Instrument [Line Items]
Amount of debt extinguished				500,000,000
Amount of deferred financing costs and original issue discounts write off				9,200,000
Unsecured Senior Note [Member]
Debt Instrument [Line Items]
Face amount of debt instrument				$ 1,250,000,000			$ 1,250,000,000
Debt Instrument, Maturity Date				Mar. 15, 2025			Jun. 15, 2024
Debt instrument stated percentage				5.75%			6.625%
Senior notes | Secured debt
Debt Instrument [Line Items]
Face amount of debt instrument											$ 1,145,000,000
Write off of Deferred Debt Issuance Cost					$ 24,000,000
Gain on debt extinguishment					(111,700,000)
Deferred financing costs											$ 6,300,000
Debt Instrument, Maturity Date											Oct. 15, 2022
Debt instrument stated percentage											7.75%
Proceeds from Issuance of Secured Debt											$ 1,128,400,000
Debt Instrument, Unamortized Discount											$ 16,600,000
Debt instrument amounts redeemed					609,600,000					$ 535,400,000
Redemption Premium					$ 87,700,000